Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

May 31, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Western Asset Strategic Income Fund (the “Fund”), a series of Legg Mason Partners
Income Trust (the “Registrant”)
Securities Act File No. 2-96408
Investment Company Act File No. 811-04254

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated May 9, 2012 to the Fund’s Prospectus dated December 1, 2011.

Any questions or comments on the filing should be directed to the undersigned at (617) 951-8029 or Matthew Prasse at (617) 951-8693.

Sincerely,

/s/ Michelle R. Cirillo

Michelle R. Cirillo

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC